Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[1]	$ 28,913		$ (52,099)		$ (18,292)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[1]	(287)		(106)		(27)
Disposal of subsidiaries, associates and intangible assets	[1],[2]	137		339		94
Purchase of property, equipment and software	[1]	(1,688)		(1,627)		(1,800)
Disposal of property, equipment and software	[1]	114		47		182
Purchase of financial assets measured at fair value through other comprehensive income	[1]	(1,999)		(8,626)		(7,022)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[1]	1,361		15,250		54,433
Net (purchase) / redemption of debt securities measured at amortized cost	[1]	(3,770)
Net cash flow from / (used in) investing activities	[1]	(6,132)		5,186		36,637
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[1]	(12,245)		24,500		5,474
Distributions paid on UBS shares	[1]	(2,440)		(2,259)		(3,241)
Issuance of long-term debt, including debt issued designated at fair value	[1]	60,682		51,450		33,703
Repayment of long-term debt, including debt issued designated at fair value	[1]	(44,344)		(45,187)		(33,902)
Net cash flow from / (used in) financing activities	[1]	190		26,988		(612)
Total cash flow
Cash and cash equivalents at the beginning of the year	[1],[3]	104,834		119,014		102,879
Net cash flow from / (used in) operating, investing and financing activities	[1]	22,971		(19,925)		17,733
Effects of exchange rate differences on cash and cash equivalents	[1]	(1,726)		5,745		(1,598)
Cash and cash equivalents at the end of the year	[1],[3]	126,079		104,834		119,014
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks		108,268		89,968		105,832
of which: loans and advances to banks		15,678		12,773		11,749
of which: money market paper	[4]	2,133		2,093		1,433
UBS AG (consolidated)
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[1]	27,744		(53,147)		(19,172)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[1]	(287)		(106)		(27)
Disposal of subsidiaries, associates and intangible assets	[1],[2]	137		339		95
Purchase of property, equipment and software	[1]	(1,473)		(1,532)		(1,782)
Disposal of property, equipment and software	[1]	114		210		182
Purchase of financial assets measured at fair value through other comprehensive income	[1]	(1,999)		(8,626)		(7,022)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[1]	1,361		15,250		54,433
Net (purchase) / redemption of financial assets held to maturity	[1]			(91)		(9,224)
Net (purchase) / redemption of debt securities measured at amortized cost	[1]	(3,770)
Net cash flow from / (used in) investing activities	[1]	(5,918)		5,444		36,655
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[1]	(12,245)		24,500		5,474
Distributions paid on UBS shares	[1]	(3,098)		(2,219)		(3,589)
Issuance of long-term debt, including debt issued designated at fair value	[1]	54,726		40,270		19,786
Repayment of long-term debt, including debt issued designated at fair value	[1]	(44,344)		(45,187)		(33,902)
Funding from UBS Group AG and its subsidiaries	[1]	5,956		11,180		13,917
Dividends paid and repayments of preferred notes	[1]			(782)		(1,382)
Net changes in non-controlling interests	[1]	(31)		(5)		(5)
Net activity related to group internal capital transactions and dividends	[1]	0		0		0
Net cash flow from / (used in) financing activities	[1]	963		27,758		299
Total cash flow
Cash and cash equivalents at the beginning of the year	[1],[6]	104,787	[5]	118,984	[7]	102,797
Net cash flow from / (used in) operating, investing and financing activities	[1]	22,789		(19,944)		17,783
Effects of exchange rate differences on cash and cash equivalents	[1]	(1,722)		5,749		(1,596)
Cash and cash equivalents at the end of the year	[1],[6]	125,853	[8]	104,787	[5]	118,984	[7]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks		108,268	[1]	89,968		105,832
of which: loans and advances to banks		15,452	[1]	12,726		11,719
of which: money market paper	[9],[10]	2,133	[1]	2,093		1,433
UBS AG (consolidated) | UBS AG (standalone)
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[11]	(652)	[1]	(35,057)		(28,636)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[11]	(124)	[1]	0		0
Disposal of subsidiaries, associates and intangible assets	[2],[11]	97	[1]	291		94
Purchase of property, equipment and software	[11]	(822)	[1]	(1,054)		(1,351)
Disposal of property, equipment and software	[11]	111	[1]	1		178
Purchase of financial assets measured at fair value through other comprehensive income	[11]	(170)	[1]	(234)		(568)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[11]	20	[1]	3,489		25,034
Net (purchase) / redemption of financial assets held to maturity	[11]			(455)		(518)
Net (purchase) / redemption of debt securities measured at amortized cost	[1],[11]	(1,000)
Net cash flow from / (used in) investing activities	[11]	(1,888)	[1]	2,039		22,868
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[11]	(12,295)	[1]	24,556		8,454
Distributions paid on UBS shares	[11]	(3,098)	[1]	(2,219)		(3,589)
Issuance of long-term debt, including debt issued designated at fair value	[11]	53,294	[1]	39,232		17,991
Repayment of long-term debt, including debt issued designated at fair value	[11]	(42,759)	[1]	(43,605)		(32,219)
Funding from UBS Group AG and its subsidiaries	[11]	5,956	[1]	11,180		13,917
Dividends paid and repayments of preferred notes	[11]			(782)		(1,382)
Net changes in non-controlling interests	[11]	0	[1]	0		0
Net activity related to group internal capital transactions and dividends	[11]	3,000	[1]	1,264		(1,356)
Net cash flow from / (used in) financing activities	[11]	4,098	[1]	29,625		1,817
Total cash flow
Cash and cash equivalents at the beginning of the year		41,570	[5],[11]	43,495	[7],[11]	47,822
Net cash flow from / (used in) operating, investing and financing activities	[11]	1,559	[1]	(3,393)		(3,951)
Effects of exchange rate differences on cash and cash equivalents	[11]	(234)	[1]	1,466		(378)
Cash and cash equivalents at the end of the year	[11]	42,895	[1],[8]	41,570	[5]	43,495	[7]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[11]	36,248	[1]	37,420		39,779
of which: loans and advances to banks	[11]	4,849	[1]	2,344		2,787
of which: money market paper	[10],[11]	1,798	[1]	1,806		930
UBS AG (consolidated) | UBS Switzerland AG
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[11]	14,887	[1]	(8,742)		(3,918)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[11]	(5)	[1]	(2)		(3)
Disposal of subsidiaries, associates and intangible assets	[2],[11]	0	[1]	0		0
Purchase of property, equipment and software	[11]	(170)	[1]	(86)		(16)
Disposal of property, equipment and software	[11]	0	[1]	0		0
Purchase of financial assets measured at fair value through other comprehensive income	[11]	0	[1]	0		(988)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[11]	15	[1]	1,580		22,136
Net (purchase) / redemption of financial assets held to maturity	[11]			364		(8,706)
Net (purchase) / redemption of debt securities measured at amortized cost	[1],[11]	2,111
Net cash flow from / (used in) investing activities	[11]	1,951	[1]	1,856		12,424
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[11]	(3)	[1]	(5)		(7)
Distributions paid on UBS shares	[11]	0	[1]	0		0
Issuance of long-term debt, including debt issued designated at fair value	[11]	872	[1]	631		742
Repayment of long-term debt, including debt issued designated at fair value	[11]	(812)	[1]	(589)		(677)
Dividends paid and repayments of preferred notes	[11]			0		0
Net changes in non-controlling interests	[11]	0	[1]	0		0
Net activity related to group internal capital transactions and dividends	[11]	(2,372)	[1]	(194)		(2,019)
Net cash flow from / (used in) financing activities	[11]	(2,315)	[1]	(158)		(1,961)
Total cash flow
Cash and cash equivalents at the beginning of the year		40,961	[5],[11]	45,815	[7],[11]	40,180
Net cash flow from / (used in) operating, investing and financing activities	[11]	14,523	[1]	(7,043)		6,544
Effects of exchange rate differences on cash and cash equivalents	[11]	(726)	[1]	2,189		(909)
Cash and cash equivalents at the end of the year	[11]	54,757	[1],[8]	40,961	[5]	45,815	[7]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[11]	53,490	[1]	39,461		43,750
of which: loans and advances to banks	[11]	1,249	[1]	1,492		2,058
of which: money market paper	[10],[11]	18	[1]	7		7
UBS AG (consolidated) | Other subsidiaries
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[11]	13,509	[1]	(9,348)		13,383
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[11]	(158)	[1]	(104)		(24)
Disposal of subsidiaries, associates and intangible assets	[2],[11]	40	[1]	48		0
Purchase of property, equipment and software	[11]	(481)	[1]	(393)		(414)
Disposal of property, equipment and software	[11]	3	[1]	209		3
Purchase of financial assets measured at fair value through other comprehensive income	[11]	(1,829)	[1]	(8,393)		(5,465)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[11]	1,325	[1]	10,181		7,263
Net (purchase) / redemption of financial assets held to maturity	[11]			0
Net (purchase) / redemption of debt securities measured at amortized cost	[1],[11]	(4,881)
Net cash flow from / (used in) investing activities	[11]	(5,982)	[1]	1,548		1,364
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[11]	53	[1]	(50)		(2,973)
Distributions paid on UBS shares	[11]	0	[1]	0		0
Issuance of long-term debt, including debt issued designated at fair value	[11]	560	[1]	409		1,053
Repayment of long-term debt, including debt issued designated at fair value	[11]	(772)	[1]	(993)		(1,006)
Dividends paid and repayments of preferred notes	[11]			0		0
Net changes in non-controlling interests	[11]	(31)	[1]	(5)		(5)
Net activity related to group internal capital transactions and dividends	[11]	(628)	[1]	(1,071)		3,374
Net cash flow from / (used in) financing activities	[11]	(820)	[1]	(1,710)		444
Total cash flow
Cash and cash equivalents at the beginning of the year		22,256	[5],[11]	29,674	[7],[11]	14,795
Net cash flow from / (used in) operating, investing and financing activities	[11]	6,707	[1]	(9,510)		15,190
Effects of exchange rate differences on cash and cash equivalents	[11]	(762)	[1]	2,094		(310)
Cash and cash equivalents at the end of the year	[11]	28,201	[1],[8]	22,256	[5]	29,674	[7]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[11]	18,530	[1]	13,086		22,304
of which: loans and advances to banks	[11]	9,354	[1]	8,890		6,874
of which: money market paper	[10],[11]	$ 318	[1]	$ 280		$ 497

[1]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[2]	Includes dividends received from associates.
[3]
USD 5,245 million, USD 2,497 million and USD 2,615 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2018, 31 December 2017 and 31 December 2016, respectively. Refer to Note 26 for more information.

[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2018: USD 366 million; 31 December 2017: USD 135 million; 31 December 2016: USD 74 million), Financial assets measured at fair value through other comprehensive income (31 December 2018: USD 8 million; 31 December 2017: USD 17 million; 31 December 2016: USD 416 million), Financial assets at fair value not held for trading and Other financial assets measured at amortized cost (31 December 2018: USD 1,760 million; 31 December 2017: USD 1,941 million; 31 December 2016: USD 942 million).

[5]	USD 2,497 million of cash and cash equivalents were restricted.
[6]
USD 5,245 million, USD 2,497 million and USD 2,615 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2018, 31 December 2017 and 31 December 2016, respectively. Refer to Note 26 for more information.

[7]	USD 2,615 million of cash and cash equivalents were restricted.
[8]	USD 5,245 million of cash and cash equivalents were restricted.
[9]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2018: USD 366 million; 31 December 2017: USD 135 million; 31 December 2016: USD 74 million), Financial assets measured at fair value through other comprehensive income (31 December 2018: USD 8 million; 31 December 2017: USD 17 million; 31 December 2016: USD 416 million), Financial assets at fair value not held for trading and Other financial assets measured at amortized cost (31 December 2018: USD 1,760 million; 31 December 2017: USD 1,941 million; 31 December 2016: USD 942 million).

[10]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.

[11]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective.